Inventory (Details) - Schedule of Inventory - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Inventory [Abstract]
Raw materials	$ 18,199	$ 24,477	$ 12,250
Finished goods	151,834	52,723	2,570
Inventory	$ 170,033	$ 77,200	$ 14,820